Commitments (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term leases and variable lease payments	$ 14,285
Significant unconditional purchase obligations	138,230
Total contractual obligations	152,515
Less than one year
Disclosure of detailed information about borrowings [line items]
Short-term leases and variable lease payments	3,829
Significant unconditional purchase obligations	37,210
Total contractual obligations	41,039
1 to 5 Years
Disclosure of detailed information about borrowings [line items]
Short-term leases and variable lease payments	10,256
Significant unconditional purchase obligations	101,020
Total contractual obligations	111,276
>5 Years
Disclosure of detailed information about borrowings [line items]
Short-term leases and variable lease payments	200
Significant unconditional purchase obligations	0
Total contractual obligations	$ 200